Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Assets Recognized in Balance Sheets Measured at Fair Value on Recurring Basis
The following table presents the fair value measurements of assets  recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$10,328,880	$—	$10,328,880	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	51,956,481	—	51,956,481	—
Municipal bonds	53,102,462	—	53,102,462	—

		December 31, 2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Government and agencies	$14,335,643	$—	$14,335,643	$—
Mortgage-backed securities (Government-sponsored enterprises - residential)	40,364,086	—	40,364,086	—
Municipal bonds	47,922,319	—	47,922,319	—

Fair Value Measurement of Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$1,032,580	$—	$—	$1,032,580
Foreclosed assets	137,193	—	—	137,193

		December 31, 2011
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans (collateral dependent)	$867,318	$—	$—	$867,318
Mortgage servicing rights	697,733	—	—	697,733
Foreclosed assets	435,480	—	—	435,480

Quantitative Information about Unobservable Inputs Used in Nonrecurring
The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Foreclosed assets	$137,193	Market comparable properties	Comparability adjustments	(26%)

Collateral-dependent impaired loans	$1,032,580	Market comparable properties	Marketability discount	20% – 30% (25%)

Estimated Fair Values of Other Financial Instruments
The following table presents estimated fair values of the Company’s other financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012
		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and cash equivalents	$7,293,711	$7,293,711	$—	$—
Interest-earning time deposits in banks	2,972,000	—	2,972,000	—
Other investments	96,041	—	96,041	—
Loans held for sale	711,986	—	711,986	—
Loans, net of allowance for loan losses	173,753,059	—	—	172,609,490
Federal Home Loan Bank stock	1,113,800	—	1,113,800	—
Interest receivable	2,053,472	—	2,053,472	—

Financial liabilities
Deposits	258,520,729	—	135,656,067	125,864,749
Short-term borrowings	12,740,610	—	12,740,610	—
Advances from borrowers for taxes and insurance	832,345	—	832,345	—
Interest payable	276,757	—	276,757	—

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$11,387,947	$11,387,947
Interest-earning time deposits in banks	2,476,000	2,476,000
Other investments	116,088	116,088
Loans held for sale	446,818	446,818
Loans, net of allowance for loan losses	170,865,102	169,667,091
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	2,071,534	2,071,534

Financial liabilities
Deposits	254,240,060	265,515,126
Short-term borrowings	6,517,750	6,517,750
Advances from borrowers for taxes and insurance	740,083	740,083
Interest payable	349,121	349,121

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—
Letters of credit	—	—
Lines of credit	—	—